Supplement
Dated October 31, 2001
to the Activa Intermediate Bond Fund
Prospectus
Dated April 27, 2001


Effective October 31, 2001, McDonnell Investment Management, LLC ("McDonnell"), located at 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523, will replace Van Kampen Management Inc. ("VanKampen") as the Sub-Adviser of Activa Intermediate Bond Fund. Activa Asset Management LLC will continue to serve as the Fund's Investment Adviser.

On October 31, 2001, McDonnell purchased substantially all of the assets of the fixed income separate account business which was previously conducted by Van Kampen. The terms and conditions of the new Sub-Advisory Agreement with McDonnell are substantially identical to the terms and conditions of the previous Sub-Advisory Agreement with Van Kampen. There will be no change in the Fund's investment objectives, policies and restrictions as a result of the change in the Fund's Sub-Adviser. Nor will there be any change in the management team which is responsible for the day-to-day management of the Fund's investment portfolio.


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Supplement
Dated October 31, 2001
to the Activa Intermediate Bond Fund
Statement of Additional Information
Dated April 27, 2001


Effective October 31, 2001, McDonnell Investment Management, LLC ("McDonnell"), 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523, will replace Van Kampen Management Inc. ("VanKampen") as the Sub-Adviser of Activa Intermediate Bond Fund. Activa Asset Management LLC will continue to serve as the Fund's Investment Adviser.

On October 31, 2001, McDonnell purchased substantially all of the assets of the fixed income separate account business which was previously conducted by Van Kampen. The terms and conditions of the new Sub-Advisory Agreement with McDonnell are substantially the same as the terms and conditions of the previous Sub-Advisory Agreement with Van Kampen. There will be no change in the Fund's investment objectives, policies or restrictions as a result of the change in the Fund's Sub-Adviser. Nor will there be any change in the management team which is responsible for the day-to-day management of the Fund's investment portfolio.

McDonnell Investment Management is 100% employee-owned. Dennis J. McDonnell, the Chairman and Manager of McDonnell, owns more than 25% of McDonnell's ownership interests and, pursuant to the provisons of the Investment Company Act of 1940, may be deemed to control McDonnell.